Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses

	2022	2021

Commissions and premiums paid in advance (a)	3,863,986	3,737,354
Marketing expenses	16,893	28,147
Services paid in advance	48,775	41,990
Other expenses paid in advance	310,453	175,259
Total	4,240,107	3,982,750

Current	789,609	251,973
Non-current	3,450,498	3,730,777

(a)Mostly comprised by long term investment programs implemented by XP CCTVM through its network of IFAs. These commissions and premiums paid are recognized at the signing date of each contract and are amortized in the Group’s income statement, linearly, according to the investment term period.